Convertible Notes (Details) - USD ($)						1 Months Ended					12 Months Ended
	Feb. 11, 2021	Feb. 07, 2021	Feb. 04, 2021	Jan. 14, 2021	Dec. 11, 2020	Feb. 19, 2021	Feb. 16, 2021	Jan. 19, 2021	Dec. 22, 2020	Nov. 20, 2020	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Jan. 21, 2021
Convertible Notes (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)											$ 0.0001	$ 0.0001
Additional paid-in-capital											$ 5,902,764
Interest expense related to amortization of debt discount											1,606,888	$ 0	$ 0
Convertible Promissory Notes [Member]
Convertible Notes (Details) [Line Items]
Convertible notes			$ 1,000,000	$ 1,000,000	$ 500,000				$ 500,000	$ 500,000	$ 6,000,000
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001	$ 0.0001
Purchase price			$ 970,000	$ 970,000	$ 485,000				$ 485,000	$ 485,000	$ 5,940,000
issuance of ordinary shares (in Shares)				50,000							120,000			115,890
Annual interest rate			5.00%	5.00%	5.00%				5.00%	5.00%	5.00%
Maturity term			12 months	12 months	12 months				12 months	12 months	12 months
Convertible notes, description			If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases.	If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases.	If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases.				If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases.	If the daily VWAP is less than $0.50 for a period of 10 consecutive trading days, the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases.	(a) $2.75 per share or (b) 88.0% of the lowest daily VWAP (dollar volume-weighted average price of our Ordinary Shares on the NASDAQ Capital Market (as reported by Bloomberg) during the 10 trading days prior to the conversion date (collectively, the “Conversion Price”), but not lower than $1.08 per share (the “Floor Price”). If the daily VWAP is less than $1.08 for a period of 10 consecutive trading days (each such occurrence, a “Triggering Event”), the Company will make consecutive monthly amortization payments in cash or Ordinary Shares during the term of the Convertible Note beginning on the 10th calendar day after the date of the Triggering Event and continuing on the same calendar day of each successive calendar month until the Convertible Note is fully repaid (each, a “Redemption Date”) or a Triggering Event ceases.
Fixed conversion price (in Dollars per share)			$ (2.69)	$ (2.69)	$ (2.69)				$ (2.69)	$ (2.69)	$ (2.75)
Accrued interest	$ 505,753.42	$ 504,041.10	$ 300,657.53			$ 1,002,191.78	$ 1,004,657	$ 201,986.30
Conversion price (in Dollars per share)	$ 1.9748	$ 1.9748	$ 1.9748			$ 2.2101	$ 1.9748	$ 1.7429